Asset Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Jun. 28, 2012
Asset Acquisitions
Consideration paid in the acquisition of the Young Creek Mining Company, LLC assets		$ 300
Revenue related to acquired properties	0
Income related to acquired properties	$ 0